SHARE-BASED COMPENSATION - Summary of Group's RSUs activities (Details) - ¥ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Grant-Date Fair Value - Canceled/Forfeited		¥ 18.60	¥ 14.78
Restricted stock units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSU'S - Granted	4,080
Number of RSU'S - Vested	2,020
Number of RSU'S - Canceled/Forfeited	160
Number of RSU'S - Ending balance	1,900
Weighted Average Grant-Date Fair Value - Granted	¥ 16.69
Weighted Average Grant-Date Fair Value - Vested	16.59
Weighted Average Grant-Date Fair Value - Canceled/Forfeited	16.66
Weighted Average Grant-Date Fair Value - Ending balance	¥ 16.72